Foreign translation reserve	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Foreign translation reserve

17.	Foreign translation reserve

The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements from functional currency to presentation currency.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Foreign translation reserve

17.	Foreign translation reserve

The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements from functional currency to presentation currency.